Social and Statutory Obligations - Summary Of Social And Statutory Obligations (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Obligations to non-controlling interest		R$ 35,666	R$ 27,137
Employee profit-sharing (a)		395,568	173,202
Salaries and other benefits payable		61,489	51,351
Total	R$ 274,752	R$ 492,723	R$ 251,690